Segmental information (Tables)	6 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Impact of Acquisitions and Disposals on Net Sales and Operating Profit Disclosed under the Appropriate Geographical Segments

The impact of acquisitions and disposals on net sales and operating profit is disclosed under the appropriate geographical segments in the tables below at budgeted exchange rates.

Six months ended	North America	Europe and Turkey	Africa	Latin America and Caribbean	Asia Pacific	ISC	Eliminate inter- segment sales	Total operating segments	Corporate and other	Total
31 December 2018	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million

Sales	2,667	2,879	1,160	864	2,765	923	(923)	10,335	28	10,363

Net sales
At budgeted exchange rates(i)	2,108	1,629	784	648	1,379	980	(920)	6,608	29	6,637
Acquisitions and disposals	68	1	1	—	1	—	—	71	—	71
ISC allocation	7	35	3	8	7	(60)	—	—	—	—
Retranslation to actual exchange rates	173	(32)	33	16	11	3	(3)	201	(1)	200

Net sales	2,356	1,633	821	672	1,398	923	(923)	6,880	28	6,908

Operating profit/(loss)
At budgeted exchange rates(i)	953	581	143	221	385	88	—	2,371	(77)	2,294
Acquisitions and disposals	40	1	1	—	—	—	—	42	—	42
ISC allocation	10	46	4	19	9	(88)	—	—	—	—
Retranslation to actual exchange rates	98	(14)	5	14	15	—	—	118	(3)	115

Operating profit/(loss) before exceptional items	1,101	614	153	254	409	—	—	2,531	(80)	2,451
Exceptional items	—	—	—	—	—	—	—	—	(21)	(21)

Operating profit/(loss)	1,101	614	153	254	409	—	—	2,531	(101)	2,430

Non-operating items										146
Net finance charges										(128)
Share of after tax results of associates and joint ventures										179

Profit before taxation										2,627

Six months ended	North America	Europe and Turkey	Africa	Latin America and Caribbean	Asia Pacific	ISC	Eliminate inter- segment sales	Total operating segments	Corporate and other	Total
31 December 2017	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million

Sales	2,467	2,887	1,088	840	2,625	797	(797)	9,907	27	9,934

Net sales
At budgeted exchange rates(i)	2,151	1,521	753	629	1,306	827	(778)	6,409	24	6,433
Acquisitions and disposals	20	—	—	—	—	—	—	20	—	20
ISC allocation	7	28	3	6	5	(49)	—	—	—	—
Retranslation to actual exchange rates	5	50	18	14	(13)	19	(19)	74	3	77

Net sales	2,183	1,599	774	649	1,298	797	(797)	6,503	27	6,530

Operating profit/(loss)
At budgeted exchange rates(i)	1,038	541	116	208	325	74	—	2,302	(89)	2,213
Acquisitions and disposals	2	—	—	—	—	—	—	2	—	2
ISC allocation	10	43	3	10	8	(74)	—	—	—	—
Retranslation to actual exchange rates	(23)	15	1	—	(17)	—	—	(24)	(1)	(25)

Operating profit/(loss)	1,027	599	120	218	316	—	—	2,280	(90)	2,190

Net finance charges										(154)
Share of after tax results of associates and joint ventures										168

Profit before taxation										2,204

(i)	These items represent the IFRS 8 performance measures for the geographical and ISC segments.

(1)

The net sales figures for ISC reported to the Executive Committee primarily comprise inter-segmental sales and these are eliminated in a separate column in the above segmental analysis. Apart from sales by the ISC segment to the other operating segments, inter-segmental sales are not material.

(2)	The group’s net finance charges are managed centrally and are not attributable to individual operating segments.

(3)	Approximately 40% of annual net sales occur in the last four months of each calendar year.